Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Option Activity and Changes in Stock Options

A summary of the share option activity during the years ended December 31, 2014, 2015 and 2016 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life
Outstanding at January 1, 2014	31,961,636	$0.258	7.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(1,620,000)	—	—

Outstanding at December 31, 2014	30,341,636	$0.259	6.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(960,000)	—	—

Outstanding as of December 31, 2015	29,381,636	$0.259	5.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(1,800,000)	—	—

Outstanding as of December 31, 2016	27,581,636	$0.259	4.5

Exercisable as of December 31, 2016	27,581,636	$0.259	4.5

Vested as of December 31, 2016	27,581,636	$0.259	4.5